Income Taxes - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense		$ 46.0	$ 0.2
Deferred income tax recovery		2.4	(3.4)
Deferred tax liability (asset)		477.2	461.2
Mexican tax authorities (the "SAT")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Payment for income tax settlement, including interest charges	$ 45.9
Payment for income tax settlement, interest charges	$ 16.3
Income tax expense		40.5
Deferred income tax recovery		5.4
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(109.4)	(84.6)
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(52.0)	(34.8)
Tax Losses, expired at end of 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(0.4)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ (57.4)	$ (49.8)